Employee Benefit Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 8,000,000
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year		0
Pension and Other Postretirement Benefits Cost (Reversal of Cost)		0	$ 31,000,000	$ 24,000,000
Deferred Compensation Plan Assets		$ 2,000,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations		100.00%	100.00%
Assets for Plan Benefits, Defined Benefit Plan		$ 3,000,000	$ 2,000,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		5.75%	5.75%	5.75%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.90%	4.30%
Scenario, Forecast [Member] | Minimum | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	4.75%
Scenario, Forecast [Member] | Maximum | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	5.75%
Fair Value, Inputs, Level 3 [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Assets for Plan Benefits, Defined Benefit Plan		$ 18,000,000
Debt Securities [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations		100.00%	79.00%
Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year		$ 0